UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-04010

                                OCM MUTUAL FUND
               (Exact name of registrant as specified in charter)

                               1536 Holmes Street
                          Livermore, California 94550
              (Address of principal executive offices) (Zip code)


                               Gregory M. Orrell
                         Orrell Capital Management, Inc
                               1536 Holmes Street
                          Livermore, California 94550
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (925) 455-0802

                      Date of fiscal year end: November 30
                     Date of reporting period: May 31, 2012

ITEM 1. REPORT TO STOCKHOLDERS.




                                                                     LOGO
                                                                 -------------
                                                                 OCM GOLD FUND
                                                                 =============











                                                              SEMI-ANNUAL REPORT
                                                                 MAY 31, 2012
                                                                 (UNAUDITED)

Dear Fellow Shareholders:

The first six months of the fiscal period ending May 31, 2012 proved to be a difficult period for shares of gold mining companies. The OCM Gold Fund Investor Class declined 28.52% (-31.73% after maximum sales load) while the Advisor Class was down 28.30% compared to -25.47% for the Philadelphia Gold and Silver Index
(XAU)1 and +6.23% for the S&P 500 Index2. The price of gold declined 10.77% based on the London PM fix during the period. The majority of your Fund is comprised of shares of major and intermediate/mid-tier gold producers with a smaller percentage in junior gold producers and exploration and development companies. This strategy has led to the Fund's outperformance of the XAU over longer periods, but fell short over the past six months as smaller cap companies underperformed their larger counterparts.

The gold market started the fiscal period with liquidation selling in December as investors led by hedge funds sold their gold bullion to lock in profits for the year. Since January, the gold market has been held captive by whether or not the Federal Reserve would enact a third round of Quantitative Easing (QE) and fear the crisis in Europe would lead to a rush for liquidity similar to 2008. The disappointment of Fed Chairman Bernanke to not hint or employ another round of QE triggered a series of selling bouts in the gold market. The encouraging sign was the gold market withstood each selling episode without going below the year-end gold price of $1,523. Investor sentiment was exhibited by the poor performance of the gold mining shares which ended the period at extreme lows.

Despite record earnings, cash flows, and rising dividends, shares of most gold mining companies have underperformed the gold price for an extended period of time. The aversion to the business risk of mining appears to have gone too far, in our opinion. Granted a number of companies have been their own worst enemy by stumbling on overly optimistic production and cost guidance, and geopolitical risk has also thrown a monkey wrench into the equation in some cases, but the market has taken valuations based on the gold price to XAU ratio below the 2008 lows. The anomalous values offer a compelling proposition, in our opinion, to investors looking for an entry point for exposure to the gold market or wishing to add to existing gold share positions.

We believe the prolonged correction in gold and shares of gold mining companies that began in September 2011 is reaching a conclusion. Continued negative real interest rates, the worsening economic crisis in Europe, a global economy that is sputtering, and the likelihood the Federal Reserve will lead a parade of central banks in monetizing debt, points to the next phase of the bull market in gold being possibly imminent, in our opinion. Bull markets have a way of taking as few participants along for the ride as possible, and bull markets in gold are especially trying. Gold mining shares, we believe, should outperform the bullion price if market focus moves away from attention on mining business risks to the strong fundamental value of the shares of gold mining companies and the inherent leverage of the reserves in the ground.

We appreciate your shareholding and confidence in the OCM Gold Fund and we look forward to assisting you in meeting your investment objectives. Should you have any questions regarding the Fund or gold, please contact your financial adviser or you may contact us directly at 1-800-779-4681. For questions regarding your account, please contact Shareholder Services at 1-800-628-9403.

Sincerely,

/S/ GREGORY M. ORRELL
---------------------
Gregory M. Orrell
PRESIDENT AND PORTFOLIO MANAGER

JULY 24, 2012

Questions and Answers with Portfolio Manager Greg Orrell

Q: WHY SHOULD INVESTORS HOLD GOLD AND GOLD RELATED ASSETS IN THEIR PORTFOLIOS?

A: Investors should view gold assets as a tool against monetary debasement caused by unsound monetary and fiscal policies. History tells us gold is one of the best forms of money and that fiat currencies tend to fall victim to political wills and end up losing purchasing power over time. The temptation to debase currencies is far too great for some policy makers. In general, it is more palatable to print money than raise taxes or endure austerity measures in order to meet political promises. Such is the case now, in our opinion. Each generation tends to re-learn monetary history and regain an appreciation for gold's monetary characteristics, namely it cannot be created by a printing press or computer keystroke and that it is not someone else's liability subject to default. Though gold assets can tend to be volatile at times, it is my view gold assets should be a core asset of any portfolio.

Q: WHAT FACTORS HAVE CAUSED THE PRICE OF GOLD TO FALL FROM ITS SEPTEMBER 2011 HIGH?

A: When gold prices quickly advanced to $1,900 last September, it was a combination of global Central Banks stepping up gold purchases along with political paralysis in Washington feeding momentum buying. What we have seen since, in my view, is a constructive consolidation in the $1,500 to $1,700 price level that has flushed out momentum buyers and weak holders. The main influencing factors on the downside have been Central Banks slowing the pace of gold purchases and the Federal Reserve putting off a third round of quantitative easing (QE). India, the world's largest gold consumer, contributed to the slide by imposing higher duties on gold in an effort to stabilize its balance of payments. One additional factor, while not a guarantee of future performance, the presidential election year cycle in the U.S. has historically been a headwind for gold prices. Overall, the gold price has withstood multiple attempts to trade lower which I believe points to exhaustion of selling pressure.

Q: CONSIDERING THE GOLD PRICE IN U.S. DOLLARS HAS RISEN SIGNIFICANTLY OVER THE PAST TEN YEARS, WHAT IS THE OUTLOOK FOR GOLD OVER THE NEXT 12 MONTHS?

A: The past ten years, in my opinion, has just been the opening act for gold prices. Monetary debasement appears to be gathering momentum on a global basis. Looking at Europe, it is dealing with a sovereign debt crisis that is engulfing its banking system and bringing into question the future existence of the European Union in many corners. Germany and France appear to not have the capital to save their southern neighbors and nor does the European Central Bank without a major debt monetization campaign. The strong political desire to maintain the euro coupled with the realization that French and German banks are in the crosshairs of the crisis would appear to pave the way for aggressive money printing in Europe. The Bank of England and the Swiss National Bank are already operating under open ended quantitative easing initiatives.

In the Far East, The Bank of Japan is monetizing debt as its total debt to GDP has reached what we consider the danger point of 200%. Meanwhile, its demographics have turned decidedly negative with more retirees requiring payouts as the workforce contracts. China's economy has been the engine of growth for the global economy and it is now slowing with cracks in the financial system exposing pyramid financing schemes and malinvestment on an almost daily basis. It is becoming clear China may need to monetize on a massive scale to recapitalize its financial system and devalue its currency to support exports.

The events abroad, in our opinion, will draw the U.S. in and refocus the market on our own financial quagmire and question the "safe haven" status of the dollar. Sputtering growth and the fiscal cliff as it is being called should provide plenty of cover for the Federal Reserve to reaccelerate expansion of its balance sheet.

Should monetary debasement become a clear theme to the market and with sound currency alternatives seemingly limited, over the next 12 months we see gold heading toward new high territory.

Q: WHAT ARE THE PROSPECTS FOR A NEW MONETARY SYSTEM AND WOULD GOLD PLAY A ROLE?

A: If and when it becomes clear the Federal Reserve must continue to monetize debt in a rising inflationary environment because there are no other buyers of Treasuries, the market may realize the Fed is financing the expansion of government. In our opinion, that would signal the need for a new monetary regime to succeed the current dollar reserve system. The increasing appetite for gold by central banks and the move by the Bank for International Settlements (BIS) to make gold a tier one asset for banks on par with government securities signals gold may have a role in any new monetary system. It is an event that could happen quickly should it transpire.

Q: SHARES OF GOLD MINING COMPANIES HAVE HISTORICALLY EXHIBITED GREATER LEVERAGE TO GOLD BULLION. HOWEVER, RECENTLY GOLD SHARES HAVE UNDERPERFORMED GOLD, WHAT IS GOING ON WITH THE GOLD SHARES?

A: The performance of shares of gold mining companies certainly has been disappointing over the past ten months. While a number of shares of gold mining companies have seen margin expansion and increased dividend payouts, investors have been hesitant to purchase gold shares in a falling gold price environment. Further, investors have shied away from the business risk of mining as operating costs have increased materially along with margin expansion over the past four years. Geopolitical risk has also heightened with political instability in West Africa and a wave of gold producing countries moving to increase taxes on mining companies. Finally, the gold mining industry as a whole didn't help itself with overly optimistic forecasts for growth of production in a market that was clamoring for growth. With very few exceptions, gold mining companies have failed to meet original guidance and have had to reduce forecasts to more attainable goals. The lack of execution has played into the decline.

Q: WHAT IS YOUR OUTLOOK FOR SHARES OF GOLD MINING COMPANIES?

A: It is our belief that shares of gold mining companies are tremendously undervalued based on most valuation metrics. Whether it is cash flow per share, earnings per share, gold reserves per $1,000 invested, gold vs. XAU ratio, or price to net asset value, we believe gold shares are historically cheap. At the point sentiment in the gold market turns positive, we could see gold mining shares come back in favor if investors understand earnings and cash flows for the senior and intermediate producers are sustainable and not fleeting. The market should once again appreciate the reserves mining companies have established in the ground and the leverage inherent in those reserves. For those investors who recognize the value opportunity in gold shares at present, they stand to be well rewarded if valuations revert back to historic means.

Q: WHAT IS THE FUND'S INVESTMENT STRATEGY OVER THE NEXT 12 MONTHS?

A: We are presently overweighting major and intermediate/mid-tier gold producers as those companies currently offer strong relative historic value. Further, major and intermediate/mid-tier producers tend to be the first group to react to changes in trend in the gold price. We are looking to add to selective junior gold producers whose shares have been beaten up in the search for liquidity. Exploration and development companies with ore bodies that represent attractive acquisition targets for the major and intermediate/mid-tier producers are an important component of the portfolio. Greenfield junior exploration companies will continue to struggle with funding, so we are staying away from that sector at present. We have no plans currently to add to our gold bullion position held through an ETF, as shares of gold mining companies represent a more compelling value alternative.

INVESTING IN THE OCM GOLD FUND INVOLVES RISKS INCLUDING THE LOSS OF PRINCIPAL. MANY OF THE COMPANIES IN WHICH THE FUND INVESTS ARE SMALLER CAPITALIZATION COMPANIES WHICH MAY SUBJECT THE FUND TO GREATER RISK THAN SECURITIES OF LARGER, MORE-ESTABLISHED COMPANIES, AS THEY OFTEN HAVE LIMITED PRODUCT LINES, MARKETS OR FINANCIAL RESOURCES AND MAY BE SUBJECT TO MORE-ABRUPT MARKET MOVEMENTS. THE FUND ALSO INVESTS IN SECURITIES OF GOLD AND PRECIOUS METALS WHICH MAY BE SUBJECT TO GREATER PRICE FLUCTUATIONS OVER SHORT PERIODS OF TIME. THE FUND IS A NON-DIVERSIFIED INVESTMENT COMPANY MEANING IT WILL INVEST IN FEWER SECURITIES THAN DIVERSIFIED INVESTMENT COMPANIES AND ITS PERFORMANCE MAY BE MORE VOLATILE. THE FUND CONTAINS INTERNATIONAL SECURITIES THAT MAY PROVIDE THE OPPORTUNITY FOR GREATER RETURN BUT ALSO HAVE SPECIAL RISKS ASSOCIATED WITH FOREIGN INVESTING INCLUDING FLUCTUATIONS IN CURRENCY, GOVERNMENT REGULATION, DIFFERENCES IN ACCOUNTING STANDARDS AND LIQUIDITY.

Investor Class Performance as of May 31, 2012
--------------------------------------------------------------------------------
                     OCMGX            OCMGX     Philadelphia Gold    S&P 500(2)
                  (without load)   (with load)   and Silver Index
                                                    (XAU)(1)
--------------------------------------------------------------------------------
Six Months           (-28.52%)     (-31.73%)        (-25.47%)         6.23%
--------------------------------------------------------------------------------
One Year             (-26.19%)     (-29.51%)        (-25.18%)        (-0.41%)
--------------------------------------------------------------------------------
3 Year Annualized      3.42%         1.85%           (-0.19%)        14.92%
--------------------------------------------------------------------------------
5 Year Annualized      6.12%         5.15%            3.01%         (-0.92%)
--------------------------------------------------------------------------------
10 Year Annualized    12.41%        11.90%            7.49%           4.14%
--------------------------------------------------------------------------------
Advisor Class Performance as of May 31, 2012
--------------------------------------------------------------------------------
                         OCMAX         Philadelphia Gold and        S&P 500(2)
                                        Silver Index (XAU)(1)
--------------------------------------------------------------------------------
Six Months             (-28.30%)             (-25.47%)                6.23%
--------------------------------------------------------------------------------
One Year               (-25.82%)             (-25.18%)              (-0.41%)
--------------------------------------------------------------------------------
Since Inception          0.43%               (-1.91%)                 7.61%
--------------------------------------------------------------------------------
* INCEPTION: APRIL 1, 2010

THE PERFORMANCE DATA QUOTED ABOVE REPRESENTS PAST PERFORMANCE. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED ABOVE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S TOTAL ANNUAL OPERATING EXPENSES FOR THE OCM GOLD FUND INVESTOR CLASS AND ADVISOR CLASS ARE 1.93% AND 1.34% RESPECTIVELY. PLEASE REVIEW THE FUND'S PROSPECTUS FOR MORE INFORMATION REGARDING THE FUND'S FEES AND EXPENSES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL TOLL-FREE 800-628-9403. THE RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS BUT DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------
1 The Philadelphia Gold and Silver Index (XAU) is an unmanaged capitalization-weighted index composed of 16 companies listed on U.S. exchanges involved in the gold and silver mining industry. The index is generally considered as representative of the gold and silver share market.

2 The S&P 500 Index, a registered trademark of McGraw-Hill Co., Inc. is a market capitalization-weighted index.

                                 OCM GOLD FUND
                     SCHEDULE OF INVESTMENTS - MAY 31, 2012
                                  (UNAUDITED)

--------------------------------------------------------------------------------
  Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS 94.0%

MAJOR GOLD PRODUCERS 32.1%
  215,000     AngloGold Ashanti Ltd. ADR ......................     $ 7,752,900
   75,000     Barrick Gold Corp................................       2,929,500
  270,000     Gold Fields Ltd. ADR ............................       3,577,500
  500,050     Goldcorp, Inc....................................      18,116,811
  500,000     Kinross Gold Corp................................       3,985,000
  116,500     Newmont Mining Corp..............................       5,494,140
                                                                  -------------
                                                                     41,855,851
                                                                  -------------
INTERMEDIATE/MID-TIER GOLD PRODUCERS 35.5%
  161,860     Agnico-Eagle Mines Ltd...........................       6,043,852
  250,000     Alacer Gold Corp.* ..............................       1,391,780
   91,250     AuRico Gold, Inc.*^ .............................         680,278
   50,000     AuRico Gold, Inc.* ..............................         371,000
  500,000     Centerra Gold, Inc...............................       5,223,411
  500,000     Eldorado Gold Corp...............................       5,515,000
  500,000     IAMGOLD Corp.....................................       5,335,000
  200,000     New Gold, Inc.* .................................       1,752,000
  140,000     Randgold Resources Ltd. ADR .....................      11,109,000
  600,000     Yamana Gold, Inc.................................       8,742,000
                                                                  -------------
                                                                     46,163,321
                                                                  -------------
JUNIOR GOLD PRODUCERS 8.5%
  227,000     Argonaut Gold Ltd.* .............................       1,791,209
  250,000     Aurizon Mines Ltd.* .............................       1,202,500
  500,000     B2Gold Corp.* ...................................       1,505,543
  120,000     CGA Mining Ltd.* ................................         189,379
  291,200     Claude Resources, Inc.* .........................         183,260
  305,500     Dundee Precious Metals, Inc.* ...................       1,863,436
  281,011     Kingsgate Consolidated Ltd.......................       1,434,358
  250,000     Perseus Mining Ltd.* ............................         624,486
  500,000     Petaquilla Minerals Ltd.* .......................         198,480
  610,000     San Gold Corp.* .................................         844,556
  200,000     SEMAFO, Inc......................................       1,016,605
  255,000     Wesdome Gold Mines Ltd.* ........................         229,607
                                                                  -------------
                                                                     11,083,419
                                                                  -------------


--------------------------------------------------------------------------------
  Shares                                                               Value
--------------------------------------------------------------------------------
EXPLORATION AND DEVELOPMENT COMPANIES 8.7%
  500,000     Amarillo Gold Corp.* ............................     $   440,529
   75,500     Andina Minerals, Inc.* ..........................          35,087
  400,000     Argentex Mining Corp.* ..........................         144,000
2,190,000     Avala Resources Ltd.* ...........................       1,908,312
  342,700     Edgewater Exploration Ltd.* .....................         116,130
3,500,000     Indochine Mining Ltd.* ..........................         426,168
  300,000     MAG Silver Corp.* ...............................       2,335,286
  275,000     Malbex Resources, Inc.* .........................          21,300
  700,000     Millrock Resources, Inc.* .......................         142,325
  295,000     Ocean Park Ventures Corp.* ......................          48,555
  300,000     Sabina Silver Corp.* ............................         662,245
  350,000     South American Silver Corp.* ....................         474,416
  350,000     Strategic Metals Ltd.* ..........................         307,692
4,600,040     Sutter Gold Mining, Inc.* .......................       1,781,494
  100,000     Tahoe Resources, Inc.* ..........................       1,624,631
  500,000     Torex Gold Resources, Inc.* .....................         885,898
                                                                  -------------
                                                                     11,354,068
                                                                  -------------
PRIMARY SILVER PRODUCERS 5.6%
  225,000     Fortuna Silver Mines, Inc.* .....................         886,624
   48,075     Pan American Silver Corp.........................         797,084
  216,599     Silver Wheaton Corp..............................       5,563,607
                                                                  -------------
                                                                      7,247,315
                                                                  -------------
OTHER 3.6%
   14,800    Franco-Nevada Corp................................         622,321
   60,000    Royal Gold, Inc...................................       4,058,400
                                                                  -------------
                                                                      4,680,721
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $45,605,731) ..........................................     122,384,695
                                                                  -------------


                       See notes to financial statements.
                                      -6-

                                OCM GOLD FUND
               SCHEDULE OF INVESTMENTS - MAY 31, 2012 (CONTINUED)
                                  (UNAUDITED)

--------------------------------------------------------------------------------
  Shares                                                               Value
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND 6.2%
   53,500     SPDR Gold Trust* ................................     $ 8,111,670
                                                                  -------------
TOTAL EXCHANGE TRADED FUND
  (Cost $2,365,235) ...........................................       8,111,670
                                                                  -------------
WARRANTS 0.0%
  250,000     Amarillo Gold Corp.*+#
                Exercise Price 2.00 CAD,
                Exp. 10/29/2012 ...............................           --
   33,000     Kinross Gold Corp.*
                Exercise Price $21.29,
                Exp. 9/17/2014 ................................          15,336
   40,000     Primero Mining Corp.*
                Exercise Price 8.00 CAD,
                Exp. 7/20/2015 ................................          14,329
   58,333     Silver Range Resources Ltd.*
                Exercise Price 0.85 CAD,
                Exp. 2/10/2013 ................................          14,120
  100,000     Yukon-Nevada Gold Corp.*
                Exercise Price 3.00 CAD,
                Exp. 6/20/2012 ................................           --
                                                                  -------------
TOTAL WARRANTS
  (Cost $223,327) .............................................          43,785
                                                                  -------------

--------------------------------------------------------------------------------
  Shares                                                               Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 0.2%
  195,842     UMB Money Market Fiduciary, 0.01% ...............       $ 195,842
                                                                  -------------
TOTAL SHORT-TERM INVESTMENT
  (Cost $195,842) .............................................         195,842
                                                                  -------------
TOTAL INVESTMENTS
  (Cost $48,390,135) .................. 100.4%                      130,735,992
LIABILITIES LESS OTHER ASSETS .........  (0.4)%                        (514,667)
                                                                  -------------
TOTAL NET ASSETS ...................... 100.0%                    $ 130,221,325
                                                                  =============
--------
     ADR  - American Depository Receipt.
     CAD - Canadian Dollars.
*    Non-income producing security.
^ Denoted investment in Aurico Gold, Inc. is a Canadian security traded on U.S. stock exchange.
+ Illiquid security. Security is valued at fair value in accordance with procedures established by the Fund's Board of Trustees.
# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities are valued at fair value in accordance with procedures established by the Fund's Board of Trustees.


                       See notes to financial statements.
                                      -7-

                                 OCM GOLD FUND
               SCHEDULE OF INVESTMENTS - MAY 31, 2012 (CONTINUED)
                                  (UNAUDITED)

                       SUMMARY OF INVESTMENTS BY COUNTRY

                                                                PERCENT OF
         COUNTRY                             VALUE        INVESTMENT SECURITIES
--------------------------------------------------------------------------------
        AUSTRALIA                       $  2,674,391                  2.0%
        CANADA                            87,762,149                 67.1
        JERSEY                            11,109,000                  8.5
        SOUTH AFRICA                      11,330,400                  8.7
        UNITED STATES(1)                  17,860,052                 13.7
--------------------------------------------------------------------------------
        TOTAL                           $130,735,992                100.0%
--------------------------------------------------------------------------------
(1) INCLUDES SHORT-TERM INVESTMENTS.






                       See notes to financial statements.
                                      -8-

                                 OCM GOLD FUND
               STATEMENT OF ASSETS AND LIABILITIES - MAY 31, 2012
                                  (UNAUDITED)

ASSETS:
  Investments in unaffiliated issuers, at value
  (cost $48,390,135) .................................            $130,735,992
  Interest and dividends receivable ..................                 100,781
  Receivable from fund shares sold ...................                  47,371
  Prepaid expenses and other assets ..................                  23,888
                                                                  ------------
    Total assets .....................................             130,908,032
                                                                  ------------
LIABILITIES:
  Payable from fund shares redeemed ..................                 244,274
  Due to investment adviser ..........................                 105,076
  Accrued distribution fees ..........................                 269,205
  Accrued trustees' fees .............................                   2,144
  Accrued expenses and other liabilities .............                  66,008
                                                                  ------------
    Total liabilities ................................                 686,707
                                                                  ------------
    Net assets .......................................            $130,221,325
                                                                  ------------
NET ASSETS CONSIST OF:
  Shares of beneficial interest, no par value:
   unlimited shares authorized .......................            $ 49,181,021
  Undistributed net investment loss ..................              (3,644,694)
  Accumulated net realized gain on investments and
   foreign currency transactions .....................               2,339,427
  Net unrealized appreciation on investments and
   foreign currency translations .....................              82,345,571
                                                                  ------------
    Net assets .......................................            $130,221,325
                                                                  ============
CALCULATION OF MAXIMUM OFFERING PRICE:
  INVESTOR CLASS:
    Net asset value and redemption price per share ...            $      19.49
    Maximum sales charge (4.50% Of offering price) ...                    0.92
                                                                  ------------
    Offering price to public .........................            $      20.41
                                                                  ------------
    Shares outstanding ...............................               5,889,330
                                                                  ============
  ADVISOR CLASS:
    Net asset value and redemption price per share ...            $      19.73
                                                                  ------------
    Shares outstanding ...............................                 781,358
                                                                  ============
  Total shares outstanding ...........................               6,670,688
                                                                  ============


                       See notes to financial statements.
                                      -9-

                                 OCM GOLD FUND
            STATEMENT OF OPERATIONS - SIX MONTHS ENDED MAY 31, 2012
                                  (UNAUDITED)

INVESTMENT INCOME:
  Interest ...............................................       $          33
  Dividend (net of foreign withholding taxes of $82,152)               787,811
                                                                 -------------
    Total investment income ..............................             787,844
                                                                 -------------
EXPENSES:
  Investment advisory fees ...............................             656,655
  Distribution fees - Investor Class .....................             595,772
  Distribution fees - Advisor Class ......................              22,378
  Fund administration and accounting fees ................             112,851
  Transfer agent fees and expenses .......................              51,625
  Professional fees ......................................              30,677
  Federal and state registration fees ....................              21,302
  Custody fees ...........................................              17,309
  Chief Compliance Officer fees ..........................              12,554
  Reports to shareholders ................................               9,743
  Trustees' fees .........................................               4,643
  Other expenses .........................................               4,880
                                                                 -------------
    Total expenses .......................................           1,540,389
                                                                 -------------
    Net investment loss ..................................            (752,545)
                                                                 -------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain on investments and
   foreign currency transactions .........................           2,134,012
  Net change in unrealized appreciation/depreciation
   on investments and foreign currency translations ......         (54,529,510)
                                                                 -------------
    Net loss on investments ..............................         (52,395,498)
                                                                 -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .....       $ (53,148,043)
                                                                 =============





                       See notes to financial statements.
                                      -10-



                                 OCM GOLD FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS ENDED   YEAR ENDED
                                                                      MAY 31, 2012       NOV. 30,
                                                                       (UNAUDITED)         2011
                                                                    ----------------   ----------
OPERATIONS:
  Net investment loss ..............................................  $   (752,545)  $ (1,864,122)
  Net realized gain on investments and
   foreign currency transactions ...................................     2,134,012      7,685,694
  Net change in unrealized appreciation/depreciation
   on investments and foreign currency translations ................   (54,529,510)    (2,687,603)
                                                                      ------------   ------------
  Net increase/(decrease) in net assets
   resulting from operations .......................................   (53,148,043)     3,133,969
                                                                      ------------ ------------
  DISTRIBUTIONS PAID TO SHAREHOLDERS:
   INVESTOR CLASS:
    Distributions paid from net realized gains .....................    (5,940,145)   (14,401,514)
                                                                      ------------ ------------
    Total distributions from Investor Class ........................    (5,940,145)   (14,401,514)
                                                                      ------------ ------------
  ADVISOR CLASS:
   Distributions paid from net realized gains ......................      (734,597)    (1,674,355)
                                                                      ------------ ------------
    Total distributions from Advisor Class .........................      (734,597)    (1,674,355)
                                                                      ------------ ------------
    Total distributions ............................................    (6,674,742)   (16,075,869)
                                                                      ------------ ------------
  FUND SHARE TRANSACTIONS:
   INVESTOR CLASS:
    Net proceeds from shares sold ..................................     2,693,045      8,953,939
    Distributions reinvested .......................................     5,551,213     13,629,588
    Payment for shares redeemed(1) .................................    (8,644,382)   (18,367,148)
                                                                      ------------ ------------
    Net increase/(decrease) in net assets from
     Investor Class share transactions .............................      (400,124)     4,216,379
                                                                      ------------ ------------
   ADVISOR CLASS:
    Net proceeds from shares sold ..................................     1,440,402      2,008,485
    Distributions reinvested .......................................       580,841      1,471,590
    Payment for shares redeemed(2) .................................      (209,574)    (2,310,133)
                                                                      ------------ ------------
    Net increase in net assets from Advisor Class share transactions     1,811,669      1,169,942
                                                                      ------------ ------------
    Net increase in net assets from Fund share transactions ........     1,411,545      5,386,321
                                                                      ------------ ------------
TOTAL DECREASE IN NET ASSETS .......................................   (58,411,240)    (7,555,579)





                       See notes to financial statements.
                                      -11-




                                 OCM GOLD FUND
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                               SIX MONTHS ENDED  YEAR ENDED
                                                                 MAY 31, 2012      NOV. 30,
                                                                  (UNAUDITED)        2011
                                                               ----------------   ----------


NET ASSETS, BEGINNING OF PERIOD ...............................  $188,632,565   $196,188,144
                                                                 ------------   ------------
NET ASSETS, END OF PERIOD .....................................  $130,221,325   $188,632,565
                                                                 ============   ============
ACCUMULATED NET INVESTMENT LOSS ...............................  $ (3,644,694)  $ (2,892,149)
                                                                 ============   ============
TRANSACTIONS IN SHARES:
  INVESTOR CLASS:
   Shares sold ................................................       115,609        319,505
   Shares issued on reinvestment of distributions .............       244,979        486,945
   Shares redeemed ............................................      (379,081)      (656,541)
                                                                 ------------   ------------
   Net increase/(decrease) in Investor Class shares outstanding       (18,493)       149,909
                                                                 ============   ============
  ADVISOR CLASS:
   Shares sold ................................................        58,296         71,161
   Shares issued on reinvestment of distributions .............        25,386         52,332
   Shares redeemed ............................................        (9,679)       (81,229)
                                                                 ------------   ------------
   Net increase in Advisor Class shares outstanding ...........        74,003         42,264
                                                                 ============   ============
   Net increase in Fund shares outstanding ....................        55,510        192,173
                                                                 ============   ============


--------
   (1) Net of redemption fees of $1,091 and $7,770, respectively.
   (2) Net of redemption fees of $1,619 and $5,881, respectively.





                       See notes to financial statements.
                                      -12-

                                 OCM GOLD FUND
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 2012
                                  (UNAUDITED)

NOTE 1. ORGANIZATION

     OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

     Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels as described below:

     o    Level 1 - quoted prices in active markets for identical securities
     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

                                 OCM GOLD FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2012 (CONTINUED)
                                  (UNAUDITED)

     The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund's assets:
--------------------------------------------------------------------------------
 SECTOR                                LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
--------------------------------------------------------------------------------
 COMMON STOCKS
--------------------------------------------------------------------------------
  Major Gold Producers               $ 41,855,851   $ --     $ --  $ 41,855,851
--------------------------------------------------------------------------------
  Intermediate/Mid-Tier
   Gold Producers                      46,163,321     --       --    46,163,321
--------------------------------------------------------------------------------
  Junior Gold Producers                11,083,419     --       --    11,083,419
--------------------------------------------------------------------------------
  Exploration and Development
   Companies                           11,354,068     --       --    11,354,068
--------------------------------------------------------------------------------
  Primary Silver Producers              7,247,315     --       --     7,247,315
--------------------------------------------------------------------------------
  Other                                 4,680,721     --       --     4,680,721
--------------------------------------------------------------------------------
 EXCHANGE TRADED FUND                   8,111,670     --       --     8,111,670
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT                    195,842     --       --       195,842
--------------------------------------------------------------------------------
 WARRANTS
--------------------------------------------------------------------------------
  Major Gold Producers                     15,336     --       --        15,336
--------------------------------------------------------------------------------
  Junior Gold Producers                    14,329     --       --        14,329
--------------------------------------------------------------------------------
  Exploration and Development
   Companies                               14,120     --       --        14,120
--------------------------------------------------------------------------------
  TOTAL                               $130,735,992  $ --     $ --  $130,735,992
--------------------------------------------------------------------------------

     The Fund held one Level 2 security at May 31, 2012, which was a set of warrants fair valued by the Adviser at zero, in accordance with procedures established by and under the general supervision of the Trust's Board of Trustees. There were no Level 3 securities as of May 31, 2012. There were no significant transfers between each of the three levels. The Fund recognizes such transfers between levels at the end of the reporting period.

     FOREIGN CURRENCY - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations for the six months ended May 31, 2012 are included within the realized and unrealized gain/loss on investments section of the Statement of Operations.

     Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. Such fluctuations for the six months ended May 31, 2012 are included within the realized and unrealized gain/loss on investments section of the Statement of Operations.

     FEDERAL INCOME TAXES - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

                               OCM GOLD FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2012 (CONTINUED)
                                  (UNAUDITED)

     ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (the "Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

     The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds' current tax year, defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended May 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

     SHARE CLASSES - The Fund offers two classes of shares, Investor Class and Advisor Class. The outstanding shares of the Fund on April 1, 2010 were renamed "Investor Class shares." The Advisor Class shares commenced operations on April 1, 2010. The two classes represent interests in the same portfolio of investments and have the same rights. Investor Class shares are subject to an annual 12b-1 fee of up to 0.99% of the Fund's average daily net assets allocable to Investor Class shares, whereas Advisor Class shares are subject to an annual 12b-1 fee of up to 0.25% of the Fund's average daily net assets allocable to Advisor Class shares. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

     DISTRIBUTIONS TO SHAREHOLDERS - The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

     REDEMPTION FEE - A 1.50% redemption fee is retained by the Fund to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held less than three months from their purchase date. The Fund records the fee as a reduction of shares redeemed and as a credit to paid-in-capital. For the six months ended May 31, 2012, the Investor Class and the Advisor Class received $1,091 and $1,619 in redemption fees, respectively.

     GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     DERIVATIVE INSTRUMENTS - Equity securities in the gold mining industry, particularly the smaller companies, may occasionally issue warrants as part of their capital structure. A warrant gives the holder the right to purchase the underlying equity at the exercise price until the expiration date of the warrant. The Fund may hold such warrants for exposure to smaller companies in the portfolio or other reasons associated with the Fund's overall objective of long-term growth, though warrants will typically not be a significant part of the Fund's portfolio. The Fund's maximum risk in holding warrants is the loss of the entire amount paid for the warrants. The Fund did not acquire any warrants during the six months ended May 31, 2012. At May 31, 2012, the Fund held warrants as listed on the Schedule of Investments.

     SUBSEQUENT EVENTS - Management has evaluated subsequent events and determined there were no subsequent events that require recognition or disclosure in the financial statements.

                                 OCM GOLD FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2012 (CONTINUED)
                                  (UNAUDITED)

NOTE 3. INVESTMENT ADVISORY AGREEMENT

     The Fund has an investment advisory agreement with Orrell Capital Management, Inc. ("OCM"). Under the current investment advisory agreement approved by shareholders on March 16, 2012 and effective as of March 29, 2012, the Fund pays OCM a fee computed daily and payable monthly, at the following annual rates based upon average daily net assets:

          ASSETS                                               FEE RATE
          ------                                               --------
          $0 to $250 million .......................             0.950%
          $250 million to $500 million .............             0.800%
          $500 million to $1 billion ...............             0.700%
          Over $1 billion ..........................             0.600%

     Prior to March 29, 2012, the Fund paid OCM a fee computed daily and payable monthly, at the following annual rates based upon average daily net assets:

          ASSETS                                               FEE RATE
          ------                                               --------
          $0 to $50 million ........................             1.000%
          $50 million to $75 million ...............             0.875%
          $75 million to $100 million ..............             0.750%
          $100 million to $150 million .............             0.625%
          $150 million to $200 million .............             0.500%
          Over $200 million ........................             0.375%

     As explained in a proxy statement sent to shareholders of record as of January 12, 2012, the terms of the new investment advisory agreement are substantially the same as the terms of the prior investment advisory agreement, except for the increased investment advisory fee.

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan authorizes the Fund to reimburse the distributor for marketing expenses incurred in distributing shares of the Fund, including the cost of printing sales material and making payments to dealers of the Fund's Investor Class and Advisor Class, in any fiscal year, subject to limits of 0.99% and 0.25%, respectively, of the average daily net assets of each respective class. For the six months ended May 31, 2012, the Investor Class and the Advisor Class accrued $595,772 and $22,378, respectively, in expenses under the Plan.

NOTE 5. PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six months ended May 31, 2012 were $1,275,650 and $4,936,028, respectively. There were no purchases or sales of U.S. government obligations.

NOTE 6. FEDERAL INCOME TAX INFORMATION

     At May 31, 2012, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

          Cost of investments ...........................   $49,704,959
                                                            ===========
          Unrealized appreciation .......................   $86,912,003
          Unrealized depreciation .......................    (5,880,970)
          Unrealized appreciation/(depreciation)
            on foreign currency .........................          (286)
                                                            -----------
          Net unrealized appreciation on
            investments and foreign currency ............   $81,030,747
                                                            ===========

                                 OCM GOLD FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2012 (CONTINUED)
                                  (UNAUDITED)

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies ("PFICs").

     The tax character of distributions paid during the fiscal years ended November 30, 2011 and 2010 was as follows:

                                                    2011         2010
                                                -----------   ----------
      Ordinary income .....................     $     --      $    --
                                                -----------   ----------
      Net long-term capital gains .........      16,075,869    3,437,477
                                                -----------   ----------
      Total distributions .................     $16,075,869   $3,437,477
                                                ===========   ==========

     As of November 30, 2011 the components of accumulated earnings on a tax basis were as follows:

      Undistributed ordinary income .......     $    --
      Undistributed long-term gains .......      7,107,596
                                                ----------
      Tax accumulated earnings ............      7,107,596
      Accumulated capital and
       other losses                                  --
      Unrealized appreciation on
       investments ........................    133,755,493
                                             -------------
      Total accumulated earnings ..........  $ 140,863,089
                                             =============

     On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies ("RICs") since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows: New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

     The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for "inadvertent" failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains. Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

     The provisions related to the Modernization Act for qualification testing are effective for the November 30, 2011 taxable year. The effective date for changes in the treatment of capital losses is the November 30, 2012 taxable year.

NOTE 7. CONCENTRATION OF RISK

     Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting, and disclosure requirements than domestic issuers.

     As the Fund concentrates its investments in the gold mining industry, a development adversely affecting the industry (for example, changes in the mining laws which increases production costs or a significant decrease in the market price of gold) would have a greater adverse effect on the Fund than it would if the Fund invested in a number of different industries.

                                 OCM GOLD FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2012 (CONTINUED)
                                  (UNAUDITED)

NOTE 8. NEW ACCOUNTING PRONOUNCEMENTS

     In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

     1) the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers; and

     2) for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity's valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund's financial statement disclosures.

     In December 2011, the FASB issued ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.


                                 OCM GOLD FUND
                      FINANCIAL HIGHLIGHTS INVESTOR CLASS

PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

                                     SIX MONTHS     YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                        ENDED         NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                    MAY 31, 2012        2011        2010        2009        2008       2007
                                    (UNAUDITED)
                                    --------------------------------------------------------------------------

Net asset value, beginning of period  $  28.49       $  30.53    $  24.68    $  12.35    $ 21.49    $  20.44
                                      --------       --------    --------    --------    -------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ................     (0.09)         (0.29)      (0.43)      (0.29)     (0.31)      (0.27)
Net realized and unrealized
  gain/(loss) on investments
  and foreign currency transactions      (7.89)          0.76        6.81       12.65      (7.41)       3.06
                                      --------       --------    --------    --------    -------    --------
Total from investment operations ...     (7.98)          0.47        6.38       12.36      (7.72)       2.79
                                      --------       --------    --------    --------    -------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income      --             --          --          --         --          --
Distribution from net realized gains     (1.02)         (2.51)      (0.53)      (0.03)     (1.42)      (1.74)
                                      --------       --------    --------    --------    -------    --------
Total distributions ................     (1.02)         (2.51)      (0.53)      (0.03)     (1.42)      (1.74)
                                      --------       --------    --------    --------    -------    --------
Net asset value, end of period .....  $  19.49       $  28.49    $  30.53    $  24.68    $ 12.35    $  21.49
                                      ========       ========    ========    ========    =======    ========
TOTAL RETURN* ......................    (28.52)%(1)      1.70%      26.70%     100.14%    (38.55)%     15.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)  $114,802       $168,305    $175,802    $159,833    $78,652    $136,241
Ratio of expenses to average
  net assets .......................      2.02%(2)       1.73%       1.93%       1.94%      1.99%       1.93%
Ratio of net investment loss to
  average net assets ...............     (0.75)%(2)     (1.03)%     (1.57)%     (1.59)%    (1.58)%     (1.51)%
Portfolio turnover rate ............         1%(1)          5%         12%          6%         5%         11%

--------
     *  Assumes no sales charge.
     (1) Not annualized for periods less than one year.
     (2) Annualized for periods less than one year.



                       See notes to financial statements.
                                      -19-

                                 OCM GOLD FUND
                       FINANCIAL HIGHLIGHTS ADVISOR CLASS


                                     SIX MONTHS     YEAR ENDED   FOR THE PERIOD
                                        ENDED         NOV. 30,   APRIL 1, 2010#-
                                    MAY 31, 2012        2011         NOV. 30,
                                    (UNAUDITED)                        2010
                                    --------------------------------------------

Net asset value, beginning of period  $  28.74        $  30.65     $  22.24
                                      --------        --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ................     (0.01)          (0.18)       (0.13)
Net realized and unrealized
  gain/(loss) on investments
  and foreign currency transactions      (7.98)           0.78         8.54
                                      --------        --------     --------
Total from investment operations ...     (7.99)           0.60         8.41
                                      --------        --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income      --              --           --
Distribution from net realized gains     (1.02)          (2.51)        --
                                      --------        --------     --------
Total distributions ................     (1.02)          (2.51)        --
                                      --------        --------     --------
Net asset value, end of period .....  $  19.73        $  28.74     $  30.65
                                      ========        ========     ========
TOTAL RETURN* ......................    (28.30)%(1)       2.15%       37.81%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)  $ 15,419        $ 20,328     $ 20,386
Ratio of expenses to average
  net assets .......................      1.42%(2)        1.30%        1.34%
Ratio of net investment loss to
  average net assets ...............     (0.15)%(2)      (0.60)%      (0.98)%
Portfolio turnover rate ............         1%(1)           5%          12%

--------
     #  Inception date of Advisor Class.
     (1) Not annualized for periods less than one year.
     (2) Annualized for periods less than one year.


                       See notes to financial statements.
                                      -20-

                                 OCM GOLD FUND
              EXPENSE EXAMPLE - FOR THE PERIOD ENDED MAY 31, 2012
                                  (UNAUDITED)

     As a shareholder of the OCM Gold Fund (the "Fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees on certain redemptions; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012 (the "period").

ACTUAL EXPENSES

     The first line of the tables below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the periods.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the tables below provide information about hypothetical account values and hypothetical expenses based on each class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the classes of the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the tables are useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

EXPENSES PAID DURING THE PERIOD

                                                                  EXPENSES PAID
                                       BEGINNING        ENDING      DURING THE
                                     ACCOUNT VALUE  ACCOUNT VALUE  PERIOD ENDED
                                   DECEMBER 1, 2011  MAY 31, 2012  MAY 31, 2012*
                                   ----------------  ------------  -------------
INVESTOR CLASS
Actual                                 $1,000.00       $ 714.80       $8.65
Hypothetical
  (5% return before expenses)           1,000.00       1,014.92       10.16

ADVISOR CLASS
Actual                                  1,000.00         717.00        6.09
Hypothetical
  (5% return before expenses)           1,000.00       1,017.91        7.16

-------
* Expenses are equal to the Investor Class' and Advisor Class' annualized expense ratios of 2.02% and 1.42%, respectively, for the period, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                                 OCM GOLD FUND
                               OTHER INFORMATION
                                  (UNAUDITED)

                   INVESTMENTS BY SECTOR - AS OF MAY 31, 2012
                      AS A PERCENTAGE OF TOTAL INVESTMENTS

PIE CHART OMITTED

           Intermediate/Mid-Tier Gold Producers            35.3%
           Major Gold Producers                            32.0%
           Junior Gold Producers                            8.5%
           Exploration and Development Companies            8.7%
           Primary Silver Producers                         5.5%
           Exchange Traded Fund                             6.2%
           Other                                            3.6%
           Short-Term Investment                            0.2%

                         RESULTS OF SHAREHOLDER MEETING

     A special meeting of shareholders of the Fund was held on March 16, 2012. The matter voted on by the shareholders of record as of January 12, 2012 (the "Record Date") was the approval of a new investment advisory agreement for the Fund. The number of shares outstanding for the Fund as of the Record Date was 6,824,054.

     With respect to the proposal to approve the new investment advisory agreement for the Fund, the results of the vote were as follows:

                        FOR            AGAINST         ABSTAIN
                     ---------         -------         -------
                     3,713,194         173,248          57,185

                            PROXY VOTING INFORMATION

     A description of the Fund's proxy voting policies and procedures and a record of the Fund's proxy votes for the year ended June 30, 2011 are available without charge, upon request by calling toll free 1-800-779-4681 and on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov.

                    QUARTERLY FILINGS OF PORTFOLIO HOLDINGS

     The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the EDGAR database on the SEC's website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                      -22-

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









                                 OCM Gold Fund
                                Distributed by:

                       Northern Lights Distributors, LLC
                            4020 South 147th Street
                                Omaha, NE 68137

                                                              1179-NLD-7/27/2012

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

The schedules of investments in securities in unaffiliated issuers are included as part of the reports to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS

As of the end of the period covered by this report, the registrant had not adopted any procedures by which shareholders may recommend nominees to the registrant's Board of Directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  Not applicable.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics - Not applicable.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By:  /s/ GREGORY M. ORRELL
     ---------------------
         Gregory M. Orrell
         President

Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ GREGORY M. ORRELL
     ----------------------
         Gregory M. Orrell
         President

Date: July 27, 2012

By:  /s/ JACKLYN ORRELL
     -------------------
         Jacklyn Orrell
         Secretary and Treasurer

Date: July 27, 2012